Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 4,236,501	$ 664,799	¥ 1,751,222
Restricted cash		89,855	14,100
Short-term investments		16,496,267	2,588,624	12,878,176
Accounts receivable (net of allowance for doubtful accounts of RMB128,199 and RMB177,563 (US$27,863) as of December 31, 2020 and 2021, respectively)		2,139,471	335,730	3,124,197
Amounts due from related parties, current		83,376	13,084	47,303
Prepaid expenses and other current assets		280,248	43,977	563,182
Total current assets		23,325,718	3,660,314	18,364,080
Non-current assets:
Restricted cash, non-current		5,200	816	17,926
Property and equipment, net		381,496	59,865	410,081
Intangible assets, net		357,431	56,089	440,421
Goodwill		4,071,391	638,890	4,071,391
Long-term investments		70,720	11,098	70,418
Amounts due from related parties, non-current		7,529	1,181	18,163
Deferred tax assets		176,138	27,640	79,661
Other non-current assets		133,383	20,931	258,704
Total non-current assets		5,203,288	816,510	5,366,765
Total assets		28,529,006	4,476,824	23,730,845
Current liabilities:
Accrued expenses and other payables		2,044,597	320,842	2,577,709
Advance from customers		123,370	19,359	127,235
Deferred revenue		1,553,013	243,702	1,315,667
Income tax payable		233,342	36,616	85,177
Amounts due to related parties		31,897	5,005	79,895
Total current liabilities (including current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB602,990 and RMB375,845 (US$58,978) as of December 31, 2020 and 2021, respectively)		3,986,219	625,524	4,185,683
Non-current liabilities
Other liabilities		28,619	4,492	104,861
Deferred tax liabilities		576,798	90,512	631,509
Total non-current liabilities (including non-current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB75,301 and RMB60,664 (US$9,520) as of December 31, 2020 and 2021, respectively)		605,417	95,004	736,370
Total liabilities (including total liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB 678,291 and RMB436,509 (US$68,498) as of December 31, 2020 and 2021, respectively)		4,591,636	720,528	4,922,053
Commitments and contingencies
Mezzanine equity:
Convertible redeemable noncontrolling interests		1,468,029	230,366	1,056,237
Shareholders' equity:
Ordinary shares (par value of US$0.0025 per share; 400,000,000,000 ordinary shares authorized; 479,219,628 and 505,183,788 ordinary shares issued and outstanding, as of December 31, 2020 and 2021, respectively)	[1]	8,523	1,337	8,089
Additional paid-in capital		7,886,227	1,237,521	4,089,763
Treasury Stock, Value		(31,204)	(4,897)
Accumulated other comprehensive income		(49,905)	(7,830)	62,295
Retained earnings		14,940,778	2,344,534	13,465,587
Total Autohome Inc. shareholders' equity		22,754,419	3,570,665	17,625,734
Noncontrolling interests		(285,078)	(44,735)	126,821
Total equity		22,469,341	3,525,930	17,752,555
Total liabilities, mezzanine equity and equity		¥ 28,529,006	$ 4,476,824	¥ 23,730,845

[1]	Par value per share and the number of shares have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on February 5, 2021 as detailed in Note 2(a).